Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 20, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Global Geophysical Services Inc
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		37,042,025
Entity Public Float			$ 332,600,000
Amendment Flag	false
Entity Central Index Key	0001311486
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 21,525	$ 28,237
Restricted cash investments	5,639	2,444
Accounts receivable, net	86,889	69,509
Income and other taxes receivable	7,060	6,955
Prepaid expenses and other current assets	6,050	4,842
TOTAL CURRENT ASSETS	127,163	111,987
MULTI-CLIENT LIBRARY, net	232,235	145,896
PROPERTY AND EQUIPMENT, net	118,420	126,964
GOODWILL	12,381	12,381
INTANGIBLE ASSETS, net	9,929	7,871
OTHER	6,245	8,167
TOTAL ASSETS	506,373	413,266
CURRENT LIABILITIES
Accounts payable and accrued expenses	55,764	44,058
Current portion of long-term debt	11,416	3,344
Current portion of capital lease obligations	7,256
Income and other taxes payable	5,169	5,601
Deferred revenue	39,560	47,497
Other payables	821
TOTAL CURRENT LIABILITIES	119,986	100,500
DEFERRED INCOME TAXES, NET	2,120
LONG-TERM DEBT, net of current portion and unamortized discount	265,873	209,418
CAPITAL LEASE OBLIGATIONS, net of current portion	2,613
NONCONTROLLING INTERESTS	1,469	1,491
OTHER LIABILITIES	750
TOTAL LIABILITIES	392,811	311,409
STOCKHOLDERS’ EQUITY
Less: treasury stock, at cost, 9,671,119 and 9,443,230 shares at December 31, 2011 and 2010, respectively	96,525	95,702
TOTAL STOCKHOLDERS’ EQUITY	113,562	101,857
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	506,373	413,266
Common Class B [Member]
STOCKHOLDERS’ EQUITY
Common Stock, $.01 par value, 100,000,000 shares authorized, 46,713,138 and 45,586,215 issued and 37,042,019 and 36,142,985 outstanding at December 31, 2011 and 2010, respectively	467	456
Additional paid-in capital	246,104	239,249
Accumulated deficit	(36,484)	(42,146)
	$ 210,087	$ 197,559

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Less: treasury stock, at cost, shares	9,671,119	9,443,230
Common Class B [Member]
Class B Common stock, par value (in Dollars per share)	0.01	0.01
Class B Common stock, shares authorized	100,000,000	100,000,000
Class B Common stock, shares issued	46,713,138	45,586,215
Class B Common stock, shares outstanding	37,042,019	36,142,985

Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES	$ 385,355	$ 254,705	$ 312,796
OPERATING EXPENSES	293,865	225,327	262,168
GROSS PROFIT	91,490	29,378	50,628
SELLING, GENERAL, AND ADMINISTRATIVE EXPENSES	46,582	40,387	32,300
INCOME (LOSS) FROM OPERATIONS	44,908	(11,009)	18,328
OTHER INCOME (EXPENSE)
Interest expense, net	(25,259)	(21,269)	(18,613)
Foreign exchange gain (loss)	(311)	(947)	237
Loss on extinguishment of debt		(6,036)
Other income (expense)	(218)	307	786
TOTAL OTHER EXPENSE	(25,788)	(27,945)	(17,590)
INCOME (LOSS) BEFORE INCOME TAXES	19,120	(38,954)	738
INCOME TAX EXPENSE (BENEFIT)
Current	9,329	6,457	(336)
Deferred	4,151	(5,857)	629
TOTAL INCOME TAX EXPENSE	13,480	600	293
INCOME (LOSS) AFTER INCOME TAXES	5,640	(39,554)	445
NET INCOME (LOSS), attributable to noncontrolling interests	(22)	162
NET INCOME (LOSS), attributable to common shareholders	$ 5,662	$ (39,716)	$ 445
INCOME (LOSS) PER COMMON SHARE
Basic (in Dollars per share)	$ 0.15	$ (1.44)	$ 0.05
Diluted (in Dollars per share)	$ 0.15	$ (1.44)	$ 0.02
WEIGHTED AVERAGE SHARES OUTSTANDING
Basic (in Shares)	36,666	27,517	8,188
Diluted (in Shares)	36,666	27,517	28,788

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) , attributable to common shareholders	$ 5,662	$ (39,716)	$ 445
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	159,466	149,562	80,090
Capitalized depreciation for Multi-client library	(16,901)	(20,369)	(3,729)
Non-cash revenue from Multi-client data exchange	(3,113)	(9,382)	(8,880)
Deferred tax expense (benefit)	4,151	(5,857)	629
(Gain) loss on disposal of property and equipment	(1,683)	2,629
Other	6,716	10,140	1,617
Effects of changes in operating assets and liabilities:
Accounts receivable, net	(17,380)	4,059	(9,214)
Prepaid expenses and other current assets	(1,480)	8,333	2,964
Accounts payable and accrued expenses	1,278	3,729	(1,767)
Deferred revenue	(10,142)	3,255	33,546
Other	9	9,458	(15,305)
NET CASH PROVIDED BY OPERATING ACTIVITIES	126,583	115,841	80,396
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(25,036)	(39,987)	(21,143)
Investment in Multi-client library	(177,746)	(170,755)	(34,353)
Change in restricted cash investments	(3,195)	2,902	2,216
Purchase of business	(1,150)	(6,718)
Noncontrolling interests		1,329
Proceeds from the sale of property and equipment	15,072	497
NET CASH USED IN INVESTING ACTIVITIES	(192,055)	(212,732)	(53,280)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from long-term debt, net of discount	16,427	196,449	7,596
Principal payments on long-term debt	(8,556)	(170,477)	(11,070)
Net proceeds on revolving credit facility	55,000	15,000	(25,832)
Debt issuance costs		(5,922)
Principal payments on capital lease obligations	(4,370)	(2,063)	(5,057)
Purchase of treasury stock	(823)	(1,317)	(6,172)
Issuances of stock, net	1,082	76,431	2
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	58,760	108,101	(40,533)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(6,712)	11,210	(13,417)
CASH AND CASH EQUIVALENTS, beginning of period	28,237	17,027	30,444
CASH AND CASH EQUIVALENTS, end of period	$ 21,525	$ 28,237	$ 17,027

Consolidated Statements Of Stockholders' Equity (USD $) In Thousands	Preferred Stock [Member]	Common Class A [Member]	Common Class B [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Balances at Dec. 31, 2008	$ 277	$ 40	$ 55		$ 153,326	$ (88,213)	$ (2,875)	$ 62,610
Issuance of common stock			2					2
Issuance of preferred stock	7				5,515			5,522
Compensation expense associated with stock grants					1,521			1,521
Purchase of treasury stock						(6,172)		(6,172)
Net income (loss)							445	445
Balances at Dec. 31, 2009	284	40	57		160,362	(94,385)	(2,430)	63,928
Issuance of common stock			1	74	76,356			76,431
Conversion to common stock	(284)	(40)	(58)	382
Compensation expense associated with stock grants					3,129			3,129
Charitable contribution expense associated with stock grant					104			104
Put option liability					(702)			(702)
Purchase of treasury stock						(1,317)		(1,317)
Net income (loss)							(39,716)	(39,716)
Balances at Dec. 31, 2010				456	239,249	(95,702)	(42,146)	101,857
Issuance of common stock				11	719			730
Compensation expense associated with stock grants					5,228			5,228
Charitable contribution expense associated with stock grant					206			206
Put option liability					702			702
Purchase of treasury stock						(823)		(823)
Net income (loss)							5,662	5,662
Balances at Dec. 31, 2011				$ 467	$ 246,104	$ (96,525)	$ (36,484)	$ 113,562

Consolidated Statements Of Stockholders' Equity (Parentheticals) (USD $)	12 Months Ended
Dec. 31, 2010
Issuance of common stock, costs of issuance	$ 7,573,652

Note 1 - Organization And Nature Of Operations	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
NOTE 1—ORGANIZATION AND NATURE OF OPERATIONS

Global Geophysical Services, Inc., a Delaware corporation, and its subsidiaries (collectively referred to as the “Company”) are headquartered in Houston, Texas. The Company provides an integrated suite of seismic data solutions to the global oil and gas industry, including the Company’s high resolution RG-3D Reservoir Grade® (“RG3D”) seismic service. The Company’s seismic data solutions consist primarily of seismic data acquisition, processing and interpretation services. Through these services, the Company delivers data that enables the creation of high quality images of the Earth’s subsurface that reveal complex structural and stratigraphic details. These images are used primarily by oil and gas companies to reduce risk associated with oil and gas exploration, to optimize well completion techniques and to monitor changes in hydrocarbon reservoirs. The Company integrates seismic survey design, data acquisition, processing and interpretation to deliver an enhanced product to clients. In addition, the Company owns and markets a growing seismic data library and licenses this data to clients on a non-exclusive basis.

Note 2 - Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Revenue Recognition:

Proprietary services

The Company’s seismic services are provided under cancelable service contracts, which vary in terms and conditions. The Company recognizes revenue in accordance with the terms of the contract. These contracts are either “turnkey” or “term” agreements or a combination of the two. Under turnkey agreements or the turnkey portions thereof, the Company recognizes revenue based upon quantifiable measures of progress, such as square miles or linear kilometers of data acquired. Under term agreements or the term portions thereof, period revenue is recognized on a day-rate basis. Under certain contracts where the client pays separately for the mobilization of equipment, the Company recognizes such mobilization fees as revenue during the performance of the seismic acquisition, using the same quantifiable measures of progress as for the acquisition work. The Company also receives reimbursements for certain other out-of-pocket expenses under the terms of its service contracts. The Company records amounts billed to clients in revenue at the gross amount including out-of-pocket expenses that are reimbursed by the client. In some instances, customers are billed in advance of services performed and the Company recognizes the liability as deferred revenue.

Multi-client Services

The Company generates Multi-client revenues by granting a license to seismic data. This allows clients to have access to seismic data at a cost that is generally less than acquiring data on a proprietary basis. The Company’s Multi-client projects differ from seismic data services projects in that the Company sets the specifications of the program, generally handles all aspects of the seismic data acquisition, and maintains ownership of the seismic data and its corresponding revenue stream.

Revenues are recorded under arrangements from the licensing of Multi-client data as pre-commitments, late sales and / or data swap transactions. Once a contract is signed, it will be classified as a pre-commitment, or a late sale and the entire contract will follow revenue recognition as transcribed below.

Revenues from the creation of Multi-client projects are recognized when (i) the Company has an arrangement with the customer that is validated by a signed contract, (ii) the sales price is fixed and determinable, (iii) collection is reasonably assured, and (iv) delivery, ‘as defined below’ has occurred. When the above criteria has been satisfied, the Company recognizes revenue using the proportionate performance method based upon quantifiable measures of progress such as square mile or linear kilometer of data acquired.

Revenues associated from a data swap transaction are recognized as a pre-commitment or late sale when (i) the Company has an arrangement with the customer that is validated by a signed contract, (ii) the value is determined based on the value which is more readily determinable, and (iii) the asset exchanged for has been received. Delivery is defined as ‘data is made available to the customer to view’.

If the data is subject to any incremental processing, the Company holds back a portion of the revenue to be recognized upon the delivery of the processed data to the customer. This hold back is calculated as a percentage of the data processing cost remaining to complete over the entire cost of the project.

Pre-Commitment Revenues

Pre-Commitments represent one classification of Multi-client revenue. Pre-commitment revenues are contractual obligations whereby a client commits funds in advance of the Company’s acquisition of seismic data. In return for these pre-commitments, clients typically have some input with respect to project specifications and receive preferential pricing. The Company records pre-commitment payments as deferred revenue when they are received and records them as revenue on the basis of proportionate performance.

Late Sale Revenues

Late Sales represent another classification of Multi-client revenues. For any contract, if all or any portion of the data has been acquired by the Company and it can be made available to view by the customer, it will be classified as a late sale. For late sale contracts any portion associated with data which has not been acquired will be deferred and recognized as revenue on the basis of proportionate performance.

Multi-client Library

All costs directly incurred in acquiring, processing and otherwise completing a seismic survey are capitalized into the Multi-client library. The Company establishes amortization rates based on the estimated future revenues (both from pre-commitments and late sales) on an individual survey basis. The underlying estimates that form the basis for the sales forecast depend on historical and recent revenue trends, oil and gas prospective in particular regions, general economic conditions affecting the customer base, expected changes in technology and other factors. The estimation of future cash flows and fair value is highly subjective and inherently imprecise. Estimates can change materially from period to period based on many factors. Accordingly, if conditions change in the future, an impairment loss may be recorded relative to the seismic data library, which could be material to any particular reporting period. However, under no circumstance will an individual survey carry a net book value greater than a four-year straight-line amortized value. This is accomplished by comparing the cumulative amortization recorded for each survey to the cumulative straight-line amortization. If the cumulative straight-line amortization is higher for any specific survey, additional amortization expense is recorded, resulting in accumulated amortization being equal to the cumulative straight-line amortization for such survey. Amortization expense of the Multi-client seismic data was $112.7 million, $92.7 million and $18.6 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Non-Monetary Transactions

The Company participates in certain non-cash data exchange transactions, in which the Company takes ownership of a customer’s seismic data in exchange for a non-exclusive license to selected seismic data from the Multi-client library. In these non-cash data exchange transactions, the Company records a data library asset for the data received and recognizes revenue on the transaction in accordance with its revenue recognition policy. These transactions are valued at the fair value of the data received or delivered, whichever is more readily determinable. For the years ended December 31, 2011, 2010, and 2009, the Company has recognized $3.1 million, $9.4 million, and $8.9 million respectively, as revenue related to non-cash data transactions.

Mobilization Costs:   Transportation and other expenses incurred prior to the commencement of geophysical operations are deferred and amortized over the term of the related contract.

Financial Instruments:   Financial instruments consist of cash and cash equivalents, accounts receivable and payables, and debt. The carrying value of cash and cash equivalents and accounts receivable and payables approximate fair value due to their short-term nature. The Company believes the fair value and the carrying value of all other debt would not be materially different due to the instruments’ interest rates approximating market rates for similar borrowings at December 31, 2011 and 2010. See Note 10 for the fair value of the Company’s 10 1/2% senior notes.

Cash and Cash Equivalents:   The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Accounts Receivable:   Trade accounts receivables are recorded in accordance with terms and amounts specified in the related contracts on an ongoing basis. Amounts recorded as unbilled represent work done for customers but not billed at period end in accordance with contract provisions and generally are expected to be billed within a relatively short period of time. Management of the Company continually monitors accounts receivable for collectability issues. The Company evaluates the collectability of accounts receivable on a specific account basis using a combination of factors, including the age of the outstanding balances, evaluation of the customer’s financial condition, and discussions with relevant Company personnel and with the customers directly. The allowance for doubtful accounts was $3.5 million at December 31, 2011 and 2010.

The Company sometimes experiences disagreements or disputes with customers relating to the Company’s charges. As of December 31, 2011, the Company had disputes with certain customers which relate to charges for the Company’s services. Included in accounts receivable at December 31, 2011 are net receivables of approximately $4.8 million related to such disputes. If the amount ultimately recovered with respect to any of these disputes is less than the revenue previously recorded, the difference will be recorded as an expense. None of these are expected to have a materially adverse effect on the Company’s earnings. Bad debt expense for the years ended December 31, 2011 and 2010 was $0.0 and $3.1 million, respectively.

Property and Equipment:   Property and equipment are stated at cost. Depreciation is computed on the straight-line basis over the estimated useful lives of the various classes of assets as follows:

Boats	10 years
Computers and software	3 years
Furniture and fixtures	1-2 years
Machinery and equipment	3-7 years

Management’s estimation of useful life is based on circumstances that exist in the seismic industry and information available at the time of the asset purchase. As circumstances change and new information becomes available these estimates could change.

Disposals are removed at cost less accumulated depreciation with any resulting gain or loss reflected in income (loss) from operations within the statements of operations during the reporting period. During the years ended December 31, 2011, 2010 and 2009, the Company disposed of property and equipment, incurring a gain of $1.7 million, a loss of $2.6 million and $0, respectively, which is included in operating expenses. Substantially all of the Company’s assets are pledged as collateral to secure debt.

Goodwill:   Goodwill represents the excess of costs over the fair value of net assets of acquired businesses. Goodwill acquired in a business combination is not amortized, but instead tested for impairment at least annually or when indicators of impairment are present. Under this goodwill impairment test, if the fair value of a reporting unit does not exceed its carrying value, the excess of fair value of the reporting unit over the fair value of its net assets is considered to be the implied fair value of goodwill. If the carrying value of goodwill exceeds its implied fair value, the difference is recognized as a loss on impairment of goodwill. Goodwill was evaluated for impairment at December 31, 2011 and was not deemed to be impaired.

The Company adopted provisions of ASU 2011-08 pertaining to goodwill impairment tests as required under Topic 350, “Intangibles – Goodwill and Other” at the end of 2011. In accordance with ASU No. 2011-08, the Company performed a qualitative assessment to determine whether it was more likely than not that the fair value of a reporting unit was less than its carrying amount. After assessing the totality of events or circumstances, management determined whether it was necessary to perform the two-step goodwill impairment test.

Internal use Software: During 2011, the Company adopted the provisions of ASU 350-40 related to the capitalization of developments costs related to internal use software. In accordance with ASU 350-40, the Company capitalizes costs related to the development of internal use software.  When capitalized, the Company will amortize the costs of computer software developed for internal use on a straight-line basis or appropriate usage basis over the estimated useful life of the software.  Currently, the Company is in the application development stage of its computer software development and, appropriately, certain costs have been capitalized in the amounts of $0.9 million and $0.0 as of December 31, 2011 and December 31, 2010 respectively.

Asset Impairment:   In accordance with the guidance for accounting for impairment or disposal of long-lived assets, the Company evaluates the recoverability of property and equipment and its Multi-client data library if facts and circumstances indicate that any of those assets might be impaired. If an evaluation is required, the estimated future undiscounted cash flows associated with the asset are compared to the asset’s carrying amount to determine if an impairment of such property and Multi-client data library is necessary. The effect of any impairment would be to expense the difference between the fair value of such property and its carrying value. There were no impairment charges in the statements of operations during the years ended December 31, 2011, 2010 and 2009, respectively.

For the Multi-client data library, the impairment evaluation is based first on a comparison of the undiscounted future cash flows over each project’s remaining estimated useful life with the carrying value of each project. If the undiscounted cash flows are equal to or greater than the carrying value of such project, no impairment is recorded. If undiscounted cash flows are less than the carrying value of any project, the forecast of future cash flows related to such project is discounted to fair value and compared with such project’s carrying amount. The difference between the projects' carrying amount and the discounted future value of the expected revenue stream is recorded as an impairment charge. There were no impairment charges recognized in the statements of operations during the years ended December 31, 2011, 2010 and 2009.

Deferred Revenue:   Deferred revenue consists primarily of amounts contractually billable or client payments made in advance of work done and deferred fees related to the mobilization period. These amounts are recognized over the term of the related contract.

Treasury Stock:   The Company utilizes the cost method for accounting for its treasury stock acquisitions and dispositions.

Stock Warrants:   In July 2011, the holder of the Company’s 390,000 outstanding warrants exercised them in a cashless transaction, with 295,984 net shares being transferred to the holder. At December 31, 2011, the Company had no outstanding warrants.

Debt Issuance Costs:   The costs related to the issuance of debt are capitalized and amortized to interest expense using the effective interest method over the maturity period of the related debt. Accumulated amortization was $1.0 million and $0.4 million at December 31, 2011 and 2010, respectively.

Concentrations of Credit Risk:   The Company maintains its cash in bank deposits with a financial institution. These deposits, at times, exceed federally insured limits. In July 2010, the Federal Insurance Corporation permanently increased its insurance from $100,000 to $250,000 per depositor and in November 2010 temporarily extended coverage, through December 2012, to an unlimited amount for non-interest bearing accounts. The Company monitors the financial condition of the financial institution and has not experienced any losses on such accounts. The Company is not party to any financial instruments which would have off-balance sheet credit or interest rate risk.

Advertising:   Advertising costs are expensed as incurred and were approximately $0.7 million, $0.6 million and $0.4 million for the years ended December 2011, 2010 and 2009, respectively.

Income Taxes:   The Company follows current guidance in accounting for income taxes. Under the asset and liability method required by this guidance, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A deferred tax asset will be reduced by a valuation allowance when, based on the Company’s estimates, it is more likely than not that a portion of those assets will not be realized in a future period.

The Company follows current guidance regarding the accounting for uncertainty in income taxes. This guidance clarifies the accounting for income taxes by prescribing the minimum recognition threshold that an income tax position is required to meet before recognizing in the consolidated financial statements and applies to all income tax positions. Each income tax position is assessed using a two-step process. A determination is first made as to whether it is more likely than not that the income tax position will be sustained, based upon technical merits, upon examination by the taxing authorities. If the income tax position is expected to meet the more likely than not criteria, the benefit recorded in the consolidated financial statements equals the largest amount that is greater than 50% likely to be realized upon its ultimate settlement. Additionally, the Company continues to recognize income tax related penalties and interest in the provision for income taxes.

Earnings Per Share:   The Company accounts for earnings per share in accordance with current guidance. Basic earnings per share amounts are calculated by dividing net income (loss) by the weighted average number of common shares outstanding during each period. Diluted earnings per share is calculated by dividing net income (loss) by the weighted average number of common shares outstanding for the periods, including the dilutive effect of restricted stock, options and warrants granted. Dilutive restricted stock, options, and warrants that are issued during a period or that expire or are canceled during a period are reflected in the computations for the time they were outstanding during the periods being reported. Restricted stock, options and warrants, where the exercise price exceeds the average stock price for the period, are considered anti-dilutive and therefore are not included in the calculation of dilutive shares.

Foreign Operations:   The Company’s future revenues, in part, depend on operating results from its operations in foreign countries. The success of the Company’s operations is subject to various contingencies beyond management’s control. These contingencies include general and regional economic conditions, prices for crude oil and natural gas, competition and changes in regulation.

The Company enters into transactions that are not denominated in U.S. dollars. The transactions are translated to U.S. dollars and the exchange gains and losses are reported in other expense within the consolidated statements of operations.

Use of Estimates:   The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications:   Certain amounts in the 2010 and 2009 consolidated financial statements have been reclassified to conform to the classifications in the 2011 consolidated financial statements. On the consolidated statements of cash flows, we consolidated certain lines: within “Adjustments to reconcile net income (loss) to net cash”, Amortization of debt issuance costs, Loss on extinguishment of debt, Stock-based compensation, Non-cash charitable contribution, and Unrealized gain on derivative instrument were consolidated into one line called Other; and within “Effects of changes in operating assets and liabilities”, Other assets, Income and other taxes receivable, and Income and other taxes payable were consolidated into one line called Other.

Note 3 - Selected Balance Sheet Accounts	12 Months Ended
Dec. 31, 2011
Supplemental Balance Sheet Disclosures [Text Block]
NOTE 3—SELECTED BALANCE SHEET ACCOUNTS

Restricted cash investments (in thousands):

	December 31,
	2011	2010

Pledged for letters of credit	$5,639	$2,444

	$5,639	$2,444

Prepaid expenses and other current assets included the following (in thousands):

	December 31,
	2011	2010

Mobilization costs, net	$4,220	$1,369
Prepaid expenses and other current assets	862	923
Note receivable, current portion	968	2,550
	$6,050	$4,842

Accounts receivable, net included the following (in thousands):

	December 31,
	2011	2010

Accounts receivable, trade	$65,019	$47,775
Unbilled	25,355	25,219
Allowance for doubtful accounts	(3,485)	(3,485)
	$86,889	$69,509

Other included the following (in thousands):

	December 31,
	2011	2010

Debt issuance costs, net	$4,877	$5,526
Deferred income tax, net	-	2,031
Investment in unconsoliated subsidiary	741	-
Other	627	610
	$6,245	$8,167

Note 4 - Multi-Client Library	12 Months Ended
Dec. 31, 2011
Multi Client Library [Text Block]
NOTE 4—MULTI-CLIENT LIBRARY

Multi-client library consisted of the following (in thousands):

	December 31,
	2011	2010

Multi-client library, at cost	$475,379	$276,373
Less: accumulated amortization	243,144	130,477
Multi-client library, net	$232,235	$145,896

Note 5 - Property And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
NOTE 5—PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

	December 31,
	2011	2010
Furniture and fixtures	$216	$139
Boats	7,174	7,174
Machinery and equipment	321,342	300,785
Computers and software	17,077	10,134
Land	2,157	2,035
Buildings	13,601	11,722
	361,567	331,989
Less: accumulated depreciation	252,517	214,156
	109,050	117,833
Construction in process	9,370	9,131

Net property and equipment	$118,420	$126,964

The following table represents an analysis of depreciation expense (in thousands):

	Year Ended December 31,
	2011	2010	2009

Gross depreciation expense	$44,856	$56,265	$60,583
Less: Capitalized depreciation for Multi-client library	16,901	20,369	3,729
Net depreciation expense	$27,955	$35,896	$56,854

Note 6 - Goodwill And Other Intangibles	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Text Block]
NOTE 6—GOODWILL AND OTHER INTANGIBLES

During 2010, the Company purchased substantially all of the assets of certain businesses for an aggregate purchase price of $8.2 million, of which $6.7 million was paid in cash and $1.5 million assumed debt through the issuance of a promissory note, which was paid in full in 2011.

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 were as follows (in thousands):

Beginning balance January 1, 2010	11,342
Acquisitions during 2010	1,039
Ending balance, December 31, 2010	12,381
Acquisitions during 2011	-
Ending balance, December 31, 2011	$12,381

Intangible assets, net included the following (in thousands):

	December 31,
	2011	2010
Customer list	$3,984	$3,934
Trademark	1,679	1,191
Patents	3,913	451
Non-compete agreements	866	866
Intellectual property	2,901	2,901
	13,343	9,343
Less: accumulated amortization	3,414	1,472
Total intangible assets, net	$9,929	$7,871

During 2011, the company completed an acquisition with consideration of $2.0 million. An additional $2.0 million of consideration is payable subject to the achievement of certain milestones. As a result of the acquisition, the Company recorded intangibles of $4.0 million.

Intangible assets subject to amortization are amortized over their estimated useful lives which are between two and fifteen years. Amortization expense for the years ended December 31, 2011, 2010 and 2009 was $1.9 million, $0.6 million and $0.9 million, respectively. Amortization expense is projected to be $2.0 million, $1.9 million, $0.8 million, $0.8 million, $0.8 million and $3.6 million for the twelve months ended December 31, 2012 through 2016 and thereafter, respectively.

Note 7 - Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
NOTE 7—INCOME TAXES

Pretax Income (Loss) and Income Tax Expense (Benefit). The tables below show our pretax income (loss) from continuing operations and the components of income tax expense (benefit) for each of the years ended December 31:

Pretax Income (Loss) was as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Pretax Income (Loss)
U.S.	$19,320	$(21,712)	$8,436
Foreign	(200)	(17,242)	(7,698)
	$19,120	$(38,954)	$738

The components of income tax expense were as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Current
Federal	$-	$90	$472
State	347	206	272
Foreign	8,982	6,161	(1,080)
	9,329	6,457	(336)

Deferred
Federal	4,613	(9,698)	1,752
State	(692)	1,508	(11)
Foreign	230	2,333	(1,112)
	4,151	(5,857)	629
Income tax expense	$13,480	$600	$293

The provision for income taxes differs from the amount of income tax determined by applying the U.S. statutory rate to the income (loss) before income taxes as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Income tax at statutory rate	$6,692	$(13,634)	$258
US state income taxes	675	777	210
Non-US effective rate different than statutory	(786)	5,161	173
Effect of non-deductible expenses	2,269	2,275	1,901
Net operating loss	-	-	162
Tax credits	-	-	(4,202)
Change in valuation allowance	2,988	3,667	1,791
Liabilities for uncertain tax matters	800	1,900	-
Other	842	454	-
Income tax expense	$13,480	$600	$293

In 2011, the Company’s effective tax rate differed from the statutory rate primarily due to taxes paid in Non-U.S. jurisdictions, current year increases to the valuation allowance, and non-deductible expenses. In 2010, the Company’s effective tax rate differed from the statutory rate primarily due to taxes paid in Non-U.S. jurisdictions, current year increases to the valuation allowance, increases to uncertain tax positions and non-deductible expenses. In 2009, the Company’s effective tax rate differed from the statutory rate, primarily due to increases to the valuation allowance, non-deductible expenses and foreign tax credits.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts reported for income tax purposes at the enacted tax rates in effect when the differences are anticipated to reverse. The components of deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2011	2010
Deferred tax assets:
Net operating loss carryforwards	$97,172	$46,797
Foreign tax credits	13,133	6,461
Other	1,090	-
Total gross deferred tax asset	111,395	53,258
Less: valuation allowance	19,336	13,988
Total deferred tax asset	92,059	39,270
Deferred tax liability:
Property and equipment	(19,765)	(13,382)
Multi-client library	(74,414)	(22,870)
Other	-	(987)
Total gross deferred tax liability	(94,179)	(37,239)
Deferred tax asset (liability), net	$(2,120)	$2,031

As of December 31, 2011, the Company has approximately $219.3 million in U.S. net operating loss carryforwards that expire beginning in 2029 and $80.5 million in non-U.S. net operating loss carryforwards with various expiration periods. At December 31, 2011, the Company also has approximately $13.1 million in foreign tax credit carryforwards that expire beginning in 2016.

A valuation allowance is established when it is more likely than not that all or a portion of the deferred tax assets will not be realized. The valuation allowance is then adjusted when the realization of deferred tax assets becomes more likely than not. Adjustments are also made to recognize the expiration of carry forward items with corresponding adjustments to the deferred taxes. Based on the net operating losses incurred by the Company in different taxing jurisdictions the Company recorded valuation allowances primarily related to foreign net operating loss carry forwards. The allowance increased by $5.3 million and $6.1 million in 2011 and 2010, respectively.

The Company has unremitted earnings in certain foreign subsidiaries and management intends to permanently reinvest those earnings. Consistent with management’s intention to permanently reinvest earnings from its non-U.S. operations, U.S. Federal and State Income taxes have not been recognized on such earnings, as the Company does not intend to repatriate such earnings. At such time the Company determines that such earnings will be remitted, appropriate US Federal and State taxes, as applicable, will be recorded in the consolidated financial statements.

Unrecognized Tax Benefits (Liabilities for Uncertain Tax Matters):

The following table shows the change in the Company’s unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2011	2010

Balance at January 1,	$1,523	$-
Additions based on tax positions taken in current year	-	-
Additions based on tax positions of prior years	800	1,523
Reductions due to settlements with taxing authorities	-	-
Reductions due to lapse of statutes of limitation	-	-

Balance at December 31,	$2,323	$1,523

As of December 31, 2011 and 2010, $2.3 million and $1.5 million of unrecognized tax benefits would affect the Company’s income tax expense and effective income tax rate if recognized in future periods. It is reasonably possible that the total amount of unrecognized tax benefits could change in the next twelve months.

The Company recognizes accrued interest related to unrecognized tax benefits and penalties as income tax expense. During 2011, the Company recognized no additional interest and penalties related to the unrecognized tax benefits noted above. The Company had $0.4 million accrued for the payment of interest and penalties as of December 31, 2011 and 2010.

The Company and its subsidiaries file income tax returns in the United States and various foreign jurisdictions. The Company is no longer subject to examinations by income tax authorities in most jurisdictions for years prior to 2007.

Note 8 - Initial Public Offering	12 Months Ended
Dec. 31, 2011
Initial Offering Period
NOTE 8—INITIAL PUBLIC OFFERING

On April 21, 2010, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Credit Suisse Securities (USA) LLC and Barclays Capital Inc., as representatives of the several underwriters named therein (collectively, the “Underwriters”), providing for the offer and sale in a firm commitment offering of 7,500,000 shares of the Company’s common stock, par value $0.01 (the “Common Stock”), of which 500,000 shares were sold by selling stockholders, at a public offering price of $12.00 per share. Pursuant to the Underwriting Agreement, the Company and the selling stockholders granted the Underwriters a 30-day option to purchase up to an additional 625,000 shares and 500,000 shares of Common Stock, respectively, to cover over-allotments, which subsequently expired without being exercised.
The transactions contemplated by the Underwriting Agreement were consummated on April 27, 2010. The Company’s net proceeds from this offering were approximately $76.4 million after deducting underwriting discounts, fees and offering expenses. As described in the Company’s final prospectus dated April 22, 2010 (the “Prospectus”) contained in its Registration Statement on Form S-1 (File No. 333-162540), the Company used the net proceeds of the offering to pay down indebtedness and will use the remaining proceeds for anticipated capital expenditures and general working capital purposes. The Company did not receive any of the proceeds from the sale of the Common Stock sold by the selling stockholders.

Upon completion of the initial public offering, all existing shares of the Company’s outstanding Class A and Class B common stock and the Company’s Series A convertible preferred stock were converted into one class of common stock (the “Stock Conversions”). Under the terms of its amended certificate of incorporation the Company is authorized to issue 105,000,000 shares of capital stock which consists of 100,000,000 shares of common stock, par value $0.01 per share, and 5,000,000 shares of preferred stock, par value $0.01 per share.

Note 9 - Long-Term Debt	12 Months Ended
Dec. 31, 2011
Long-term Debt [Text Block]
NOTE 9—LONG-TERM DEBT

Senior Notes:   On April 22, 2010, the Company entered into a Purchase Agreement (the “Purchase Agreement”) with Barclays Capital Inc., Credit Suisse Securities (USA) LLC and Banc of America Securities LLC, as representatives of the initial purchasers (the “Initial Purchasers”), relating to the offer and sale by the Company of $200 million aggregate principal amount of its 10 1/2% senior notes due 2017 (the “Notes”). The Company’s net proceeds from the offering were approximately $188.1 million after deducting the Initial Purchasers’ discounts, offering expenses and original issue discount. The issuance of the Notes occurred on April 27, 2010. The Notes were offered and sold to the Initial Purchasers and resold only to qualified institutional buyers in compliance with the exemption from registration provided by Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), and in offshore transactions in reliance on Regulation S under the Securities Act.

The Notes are a general unsecured, senior obligation of the Company. The Notes are unconditionally guaranteed as to principal, premium, if any, and interest by the Company’s domestic subsidiaries (the “Guarantors”) on a senior unsecured basis.

The Company used the proceeds from the offering and sale of the Notes to repay outstanding indebtedness and used the remaining proceeds for capital expenditures and for general working capital purposes.

On April 27, 2010, in connection with the offering of the Notes, the Company entered into (i) an Indenture with The Bank of New York Mellon Trust Company, N.A., (the “Trustee”), and (ii) a Registration Rights Agreement with the Initial Purchasers. The following is a brief summary of the material terms and conditions of the Indenture and the Registration Rights Agreement.

The Company and the Guarantors entered into an Indenture with the Trustee, pursuant to which the Company issued the Notes at a price equal to 97.009% of their face value.

Interest—The Notes will bear interest from April 27, 2010 at a rate of 10 1/2% per annum. The Company will pay interest on the Notes semi-annually, in arrears, on May 1 and November 1 of each year, beginning November 1, 2010.

Principal and Maturity—The Notes were issued with a $200 million aggregate principal amount and will mature on May 1, 2017.

Optional Redemption by the Company—At any time prior to May 1, 2013, the Company may redeem up to 35% of the aggregate principal amount of the Notes with the net cash proceeds of certain equity offerings at a redemption price of 110.5% of the aggregate principal amount of the Notes redeemed if at least 65% of the aggregate principal amount of the Notes remains outstanding immediately after such redemption and the redemption occurs within 90 days of the closing date of such equity offering. On or after May 1, 2014, the Company may redeem the Notes at the following percentages of the original principal amount: (i) 105.250% from May 1, 2014 to April 30, 2015; (ii) 102.625% from May 1, 2015 to April 30, 2016; and (iii) 100% from May 1, 2016 and thereafter.

Repurchase Obligations by the Company—If there is a change of control of the Company (as defined in the Indenture), each holder of the Notes may require the Company to purchase their Notes at a price equal to 101% of the principal amount thereof, plus accrued and unpaid interest, if any, to the date of repurchase.

Events of Default—The Indenture also contains events of default including, but not limited to, the following: (i) nonpayment; (ii) defaults in certain other indebtedness of the Company or the Guarantors; and (iii) the failure of the Company or the Guarantors to comply with their respective covenants in the event of a mandatory redemption, optional redemption, option to repurchase, or a merger, consolidation or sale of assets. Upon an event of default, the holders of the Notes or the Trustee may declare the Notes due and immediately payable. As of December 31, 2011, the Company is in compliance with all respective covenants.

Debt Issuance Costs: The costs related to the issuance of debt are capitalized and amortized to interest expense using the effective interest method over the maturity period of the related debt. Accumulated amortization is $1.0 million and $0.4 million at December 31, 2011 and December 31, 2010, respectively.

Bank of America Revolving Credit Facility:   On April 30, 2010, the Company entered into a revolving credit facility under the terms of a Credit Agreement (the “Revolving Credit Facility”) with Bank of America, N.A., as Administrative Agent, Swing Line Lender and L/C Issuer, and each lender from time to time party thereto. The Revolving Credit Facility provided for borrowings of up to $50.0 million. On June 9, 2011, the Company amended the Revolving Credit Facility to provide for borrowings of up to $70.0 million under substantially similar terms. The loans under the Revolving Credit Facility bear interest at a rate equal to LIBOR plus the Applicable Rate or the Base Rate plus the Applicable Rate. The Base Rate is defined as the higher of (x) the prime rate and (y) the Federal Funds rate plus 0.50%. The Applicable Rate is defined as a percentage determined in accordance with a pricing grid based upon the Company’s leverage ratio, that will decline from LIBOR plus 4.00% or the prime rate plus 3.00% to a minimum rate equal to LIBOR plus 3.50% or the prime rate plus 2.50%. The Company is able to prepay borrowings under the Revolving Credit Facility at any time without penalty or premium, subject to reimbursement of the lenders’ breakage and redeployment costs in the case of prepayment of LIBOR borrowings. The Company also pays a commitment fee of 0.75% per annum on the actual daily unused portions of the Revolving Credit Facility.

The Company’s Revolving Credit Facility is secured by a first priority lien on substantially all of the Company’s assets, the assets of the Company’s non-foreign subsidiaries, the stock of the Company’s non-foreign subsidiaries and 66% of the stock of certain of the Company’s foreign subsidiaries. In addition, the Company’s non-foreign subsidiaries will guarantee the Company’s obligations under the Revolving Credit Facility.

The terms of the Revolving Credit Facility limit the Company’s ability and the ability of certain of the Company’s subsidiaries to, among other things: incur or guarantee additional indebtedness; grant additional liens on the Company’s assets; make certain investments or certain acquisitions of substantially all or a portion of another entity’s business or assets; merge with another entity or dispose of the Company’s assets; pay dividends; enter into transactions with affiliates; engage in other lines of business and repurchase stock.

Additionally, the Revolving Credit Facility requires that the Company maintain certain ratios of total senior, secured debt to consolidated EBITDA (as defined therein), and of consolidated EBITDA to consolidated interest. The Revolving Credit Facility includes customary provisions with respect to events of default. Upon the occurrence and continuation of an event of default under the Revolving Credit Facility, the lenders will be able to, among other things, terminate their revolving loan commitments, accelerate the repayment of the loans outstanding and declare the same to be immediately due and payable. As of December 31, 2011, the Company was in compliance with all respective covenants.

In connection with the closing of the Company’s initial public offering and the sale of $200 million of the Company’s 10 1/2% senior notes due 2017 on April 27, 2010, the Company repaid all outstanding borrowings under the First Lien Credit Agreement, the Second Lien Credit Agreement, and the Construction Loan Agreement. These repayments resulted in the termination of each of these borrowing arrangements. The prepayment of the Construction Loan Agreement resulted in the incurrence of $0.2 million in prepayment penalties.

Promissory Notes: In April 2011, in exchange for insurance services provided, the Company issued two negotiable promissory notes for $1.4 million and $0.5 million at interest rates of 3.05% and 3.19% per annum, respectively. The notes are due March 21, 2012 and January 8, 2012, respectively. As of February 22, 2012, the note payable due in January 2012 was paid in full.

In June 2011, the Company issued three promissory notes to three financial institutions in Colombia for $3.2 million at interest rates ranging from 6.7% to 7.2%. The notes were paid in full in August 2011. During the third quarter of 2011 the Company issued four promissory notes to three financial institutions in Colombia for $6.4 million at interest rates ranging from 7.8% to 9.2%. The notes are due in February and March 2012 for $3.7 million and $2.3 million, respectively. During the fourth quarter of 2011 the Company issued two promissory notes in Colombia for $2.3 million at interest rates ranging from 8.3% to 9.1%. The notes are due in January and April 2012 for $1.4 million and $0.8 million, respectively. Subsequent to December 31, 2011, the Company re-issued the note that was due in January 2012 at an interest rate of 8.8% with a maturity date of April 2012.

In the fourth quarter of 2011, the Company issued four promissory notes to two financial institutions in Brazil to finance equipment purchases for $2.9 million at interest rates ranging from 15.3% to 15.7%. The notes are due in monthly installments with maturity dates ranging from October to November 2012. The balance as of December 31, 2011 was $2.4 million.

Letter of Credit Facility:  In February 2007, the Company entered into a $10 million revolving line of credit which is secured by restricted cash. The terms of the letter of credit facility as currently written only allow for letters of credit to be drawn on the available credit; however, the cash balance in excess of the total outstanding letters of credit may be withdrawn at any time. As of December 31, 2011 and December 31, 2010, the letters of credit outstanding were $5.6 million and $2.4 million, respectively.

Long-term debt consisted of the following (in thousands):

	December 31,
	2011	2010
Senior notes	$200,000	$200,000
Revolving credit facility	70,000	15,000
Promissory notes	11,678	3,344
Notes payable - insurance	538	-
	282,216	218,344
Less: unamortized discount	4,927	5,582
	277,289	212,762
Less: current portion	11,416	3,344
Total notes payable and line of credit, net of current portion	$265,873	$209,418

Future maturities of notes payable and line of credit for each of the next five years and thereafter are as follows (in thousands):

Year Ended December 31,
2012	$11,416
2013	70,200
2014	200
2015	200
2016	200
Thereafter	200,000
$282,216

Note 10 - Fair Values Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Text Block]
NOTE 10—FAIR VALUES OF FINANCIAL INSTRUMENTS

Effective January 1, 2009, the Company adopted guidance as it relates to financial assets and financial liabilities, which defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and expands disclosures about fair value measurements. The provisions of this standard apply to other accounting pronouncements that require or permit fair value measurements.

This guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Hierarchical levels, as defined in this guidance and directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities are as follows:

Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2—Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g., interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs that are both significant to the fair value measurement and unobservable.

The reported fair values for financial instruments that use Level 2 and Level 3 inputs to determine fair value are based on a variety of factors and assumptions. Accordingly, certain fair values may not represent actual values of the financial instruments that could have been realized as of December 31, 2011 or that will be realized in the future and do not include expenses that could be incurred in an actual sale or settlement.

In the normal course of operations, the Company is exposed to market risks arising from adverse changes in interest rates. Market risk is defined for these purposes as the potential for change in the fair value of debt instruments resulting from an adverse movement in interest rates.

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable and short-term debt approximate their fair value due to the short maturity of those instruments or variable rates of interest. Accordingly, they have been excluded from the table below. The fair value of the Notes is determined by multiplying the principal amount by the market price. The following table sets forth the level 1 fair value of the Company’s financial assets and liabilities as of December 31, 2011 and 2010 (in thousands):

	December 31,
	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt	$195,073	$187,250	$194,418	$198,250

The Company is not a party to any hedge arrangements, commodity swap agreement or other derivative financial instruments.

The Company utilizes foreign subsidiaries and branches to conduct operations outside of the United States. These operations expose the Company to market risks from changes in foreign exchange rates.

Note 11 - Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share Policy, Basic
NOTE 11—EARNINGS PER SHARE

The Company follows current guidance for share-based payments which are considered as participating securities. Upon adoption, all share-based payment awards that contained non-forfeitable rights to dividends, whether paid or unpaid, were designated as participating securities and included in the computation of earnings per share (“EPS”). The prior period EPS data presented has been adjusted retrospectively.

The following table sets forth the computation of basic and diluted earnings per share (in thousands, except per share amounts):

	Year Ended December 31,
	2011	2010	2009
Net income (loss), attributable to common shareholders
	$5,662	$(39,716)	$445
Weighted average shares outstanding:
Basic	36,666	27,517	8,188
Diluted	-	-	20,600
Total	36,666	27,517	28,788

Basic income (loss) per share	$0.15	$(1.44)	$0.05

Diluted income (loss) per share	$0.15	$(1.44)	$0.02

For the years ended December 31, 2011, 2010 and 2009, 2,386,700, 2,884,100, and 2,642,200 out-of-the-money stock options have been excluded from diluted earnings per share because they are considered anti-dilutive, respectively.

For the years ended December 31, 2011, 2010 and 2009, zero, 390,000 and zero stock warrants have been excluded from diluted earnings per share because they are considered anti-dilutive, respectively.

Note 12 - Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
NOTE 12—STOCK BASED COMPENSATION

The Company follows the current guidance for share-based payments which requires all stock-based payments, including stock options, to be recognized as an operating expense over the vesting period, based on their grant date fair values.

In July 2006, the Company’s board of directors and stockholders adopted the Global Geophysical Services, Inc. 2006 Incentive Compensation Plan (the “2006 Incentive Plan”). The 2006 Incentive Plan provides for a variety of incentive awards, including nonstatutory stock options, incentive stock options within the meaning of Section 422 of the Internal Revenue Code (the “Code”), stock appreciation rights, restricted stock awards, restricted stock unit awards, performance-based awards, and other stock-based awards. A total of 9,203,058 shares of common stock are reserved for issuance under the 2006 Incentive Plan. As of December 31, 2011, a total of 4,830,400 options have been granted and 2,443,700 have been forfeited.

Incentive Stock Options:   The Company estimates the fair value of each stock option on the date of grant using the Black-Scholes-Merton valuation model. The volatility is based on expected volatility over the expected life of eighty-four months. As the Company has not historically declared dividends, the dividend yield used in the calculation is zero. Actual value realized, if any, is dependent on the future performance of the Company’s common stock and overall stock market conditions. There is no assurance the value realized by an optionee will be at or near the value estimated by the Black-Scholes-Merton model. The following assumptions were used:

	Year Ended December 31,
	2011	2010	2009
Risk-free interest rates	2.68%	2.62%	2.82%
Expected lives (in years)	7	7	7
Expected dividend yield	-	-	-
Expected volatility	59.08%	60.93%	57.63%

The computation of expected volatility during the year ended December 31, 2011 was based on the historical volatility. Historical volatility was calculated from historical data for the time approximately equal to the expected term of the option award starting from the grant date. The risk-free interest rate assumption is based upon the U.S. Treasury yield curve in effect at the time of grant for the period corresponding with the expected life of the option

A summary of the activity of the Company’s stock option plans for the years ended December 31, 2011, 2010 and 2009 is presented below:

	Weighted Average Exercise Price	Number of Optioned Shares	Weighted Average Remaining Contractual Term in Years	Weighted Average Optioned Grant Date Fair Value
Balance as of December 31, 2008	$23.32	2,802,300		$4.48
Expired	-	-		-
Granted	22.56	727,500		7.18
Exercised	-	-		-
Forfeited	23.79	(887,600)		5.22
Balance as of December 31, 2009	22.95	2,642,200		4.97
Expired	-	-		-
Granted	22.71	562,900		11.38
Exercised	-	-		-
Forfeited	22.69	(321,000)		6.57
Balance as of December 31, 2010	22.93	2,884,100		6.04
Expired	-	-		-
Granted	21.92	65,000		13.49
Exercised	-	-		-
Forfeited	23.11	(562,400)		8.02
Balance as of December 31, 2011	$22.86	2,386,700	6.89	$5.78

Exercisable as of December 31, 2011	$22.95	1,743,925	6.80	$4.58

Outstanding options at December 31, 2011 expire during the period June 2017 to December 2020 and have exercise prices ranging from $12.50 to $30.00.

Compensation expense associated with stock options of $1.7 million, $1.6 million and $0.7 million for the years ended December 31, 2011, 2010 and 2009, respectively, is included in selling, general and administrative expenses in the statements of operations. At December 31, 2011, the Company had approximately 642,775 of nonvested stock option awards. The total cost of nonvested stock option awards which the Company had not yet recognized was approximately $2.8 million at December 31, 2011. Such amounts are expected to be recognized over a period of 3.5 years, beginning January 1, 2012.

Stock Warrants:   In July 2011, the holder of the Company’s 390,000 outstanding warrants exercised them in a cashless transaction, with 295,984 net shares being transferred to the holder. At December 31, 2011, the Company had no outstanding warrants.

Restricted Stock:   To encourage retention and performance, the Company granted certain employees and consultants restricted shares of common stock with a fair value per share determined in accordance with conventional valuation techniques, including but not limited to, arm’s length transactions, net book value or multiples of comparable company earnings before interest, taxes, depreciation and amortization, as applicable. Generally, the stock vests over a 3 year period.

	Number of Nonvested Restricted Share Awards	Weighted Average Grant Date Fair Value
Balance at December 31, 2008	286,309	$4.36
Granted	189,000	8.89
Vested	(163,476)	3.42
Forfeited	(30,544)	5.05

Balance at December 31, 2009	281,289	7.88
Granted	488,714	9.75
Vested	(116,260)	6.09
Forfeited	(58,690)	6.51
Balance at December 31, 2010	595,053	9.90
Granted	755,100	11.40
Vested	(185,698)	9.25
Forfeited	(169,619)	11.42
Nonvested Restricted Shares Outstanding December 31, 2011	994,836	$10.84

Compensation / charitable contribution expense associated with restricted stock of $3.7 million, $1.6 million and $0.8 million for the years ended December 31, 2011, 2010 and 2009, respectively, is included in selling, general and administrative expenses in the statements of operations. The total cost of nonvested stock awards which the Company had not yet recognized at December 31, 2011 was approximately $7.6 million. This amount is expected to be recognized over the next 3 years.

Employee Stock Purchase Plan: During the third quarter of 2011, the Company launched an Employee Stock Purchase Plan (“ESPP”). Under the terms of the ESPP, employees can choose to have a portion of their earnings withheld, subject to certain restrictions, to purchase the Company's common stock. The purchase price of the stock is 85% of the lower of the stock price at the beginning or end of the plan period at three-month intervals. The expense related to the ESPP for the year ended December 31, 2011 was immaterial to our consolidated financial statements.

Note 13 - Segment Information	12 Months Ended
Dec. 31, 2011
Segment Reporting Disclosure [Text Block]
NOTE 13—SEGMENT INFORMATION

The Company has two reportable segments: Proprietary Services and Multi-client Services.

The following table sets forth significant information concerning the Company’s reportable segments as of and for the years ended December 31, 2011, 2010 and 2009 (in thousands). Proprietary Services accounted for 54%, 47%, and 92% of total revenue for the years ended December 31, 2011, 2010 and 2009, respectively, and Multi-client Services accounted for 46%, 53%, and 8% of total revenue for the years ended December 31, 2011, 2010 and 2009, respectively.

	Year Ended December 31, 2011
	Proprietary Services	Multi-Client Services	Corporate	Total
Revenue	$207,921	$177,434	$-	$385,355
Segment income (loss)	$4	$46,888	$(41,230)	$5,662
Segment assets	$54,552	$276,110	$175,711	$506,373

	Year Ended December 31, 2010
	Proprietary Services	Multi-Client Services	Corporate	Total
Revenue	$119,837	$134,868	$-	$254,705
Segment income (loss)	$(31,185)	$24,878	$(33,409)	$(39,716)
Segment assets	$43,288	$181,365	$188,613	$413,266

	Year Ended December 31, 2009
	Proprietary Services	Multi-Client Services	Corporate	Total
Revenue	$288,302	$24,494	$-	$312,796
Segment income (loss)	$3,000	$1,626	$(4,181)	$445
Segment assets	$74,030	$57,720	$184,870	$316,620

Note 14 - Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE 14—EMPLOYEE BENEFIT PLANS

The Company provides a 401(k) plan as part of its employee benefits package in order to retain quality personnel. During 2011, 2010 and 2009, the Company made matching contributions equal to 100% of the first 3% and 50% of the next 2% of eligible compensation contributed by participating personnel. The Company’s matching contributions for the years ended December 31, 2011, 2010 and 2009 were approximately $0.8 million, $0.6 million and $0.6 million, respectively.

Note 15 - Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
NOTE 15—COMMITMENTS AND CONTINGENCIES

Capital Leases: In 2011, the Company entered into various sale and leaseback transactions for certain seismic equipment, computer equipment and vehicles that are accounted for as capital leases, with interest rates ranging from 5.0% to 6.3%. The Company received proceeds of $13.2 million and will make monthly payments until maturity dates ranging from March 2013 to September 2013. The balance as of December 31, 2011 is $8.6 million.

In December 2011, the Company entered into a lease transaction for certain heavy equipment that is accounted for as a capital lease with an interest rate of 5.2%. The equipment leased has an initial value of $1.4 million. The Company will make monthly payments until the maturity date of November 2013. The balance as of December 31, 2011 is $1.2 million.

Operating Leases:   The Company leases certain office space under non-cancelable operating lease agreements, which expire at various dates and require various minimum annual rentals.

The following table summarizes future commitment under these operating and capital leases (including new leases entered into in 2011) which have initial or remaining terms in excess of one year as of December 31, 2011, for each of the years remaining and in the aggregate (in thousands):

Year Ended December 31,	Operating Leases	Capital Leases
2012	$744	$7,619
2013	453	2,659
2014	261	-
2015	57	-
2016	-	-
Thereafter	-	-
Total future minimum lease payments	$1,515	10,278

Less: amounts representing interest		409

Present value of net minimum lease payments		9,869

Less: current portion		7,256

Long-term portion		$2,613

The Company has included the assets associated with the capital leases in property and equipment. At December 31, 2011, the original cost of the assets was $14.5 million and accumulated depreciation of the assets was $1.6 million.

Rental expense for short-term and long-term operating leases for the years ended December 31, 2011, 2010 and 2009 was approximately $22.3 million, $23.6 million and $46.2 million, respectively.

The Company is involved in litigation in the normal course of business. Management does not expect the eventual outcome to have a material impact on the financial condition of the Company.

Note 16 - Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information Related Text
NOTE 16—SUPPLEMENTAL CASH FLOW INFORMATION

The following is supplemental cash flow information (in thousands):

	Year Ended December 31,
	2011	2010	2009
Interest paid	$23,435	$16,738	$17,711

Income taxes paid	$8,922	$4,519	$3,979

The following is supplemental disclosure of non-cash investing and financing activities (in thousands):

	Year Ended December 31,
	2011	2010	2009

Property and equipment additions financed through accounts payable and accrued expenses	$10,427	$5,354	$2,815

Property and equipment additions financed through capital leases	$14,238	$-	$326

Option payable recorded against additional paid in capital	$-	$702	$-

Property and equipment sale financed through note receivable	$968	$2,550	$-

Non-cash multi-client asset recorded as deferred revenue	$2,205	$697	$-

Note payable related to purchase of business	$1,000	$1,500	$-

Original issue discount on notes payable	$-	$5,982	$-

Investment in unconsolidated subsidiaries	$958	$-	$-

Increase / decrease of Other Long-term Liability and Goodwill	$-	$-	$1,125

Note payable converted to preferred stock	$-	$-	$8,000

Contingent consideration related to purchase of business
	$1,850	$-	$-

Note 17 - Customer Concentrations	12 Months Ended
Dec. 31, 2011
Concentration Risk, Customer
NOTE 17—CUSTOMER CONCENTRATIONS

The Company’s sales are to clients whose activities relate to oil and gas exploration and production. In general, the Company does not require collateral from its customers. Therefore, the collection of receivables may be affected by the economy surrounding the oil and gas industry. For the years ended December 31, 2011, 2010 and 2009, customers representing more than 10% of the Company’s revenue and accounts receivable at the balance sheet dates are listed in the table below (amounts in millions):

	Year Ended December 31,
	2011		2010		2009
	Revenue	% of Total	Revenue	% of Total	Revenue	% of Total
Customer 1	$64.7	17%	$41.0	16%	$115.4	37%
Customer 2	51.4	13%	-	-	50.0	16%
Customer 3	-	-	-	-	34.8	11%
Total	$116.1	30%	$41.0	16%	$200.2	64%

	December 31,
	2011		2010		2009
	Accounts Receivable	% of Total	Accounts Receivable	% of Total	Accounts Receivable	% of Total
Customer 1	$10.8	12%	$-	0%	$11.1	15%
Customer 2	10.0	11%	2.7	4%	15.1	21%
Customer 3	-	-	-	0%	6.1	8%
Total	$20.8	23%	$2.7	4%	$32.3	44%

For the years ended December 31, 2011, 2010 and 2009, revenues from all geographic areas outside of the United States were $180.4 million, $109.0 million and $132.7 million, representing 47%, 43% and 42% of total revenues, respectively.

Note 18 - Quarterly Financial Data (in thousands)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Text Block]
NOTE 18— UNAUDITED QUARTERLY FINANCIAL DATA (in thousands, except per share amounts)

	Quarter Ended
	December 31,	September 30,	June 30,	March 31,
2011
Revenue	$113,091	$110,128	$85,301	$76,835
Income from operations	$15,316	$10,767	$8,077	$10,748
Other expense	$(7,700)	$(7,698)	$(5,400)	$(4,990)
Net income attributable to common shareholders	$1,405	$883	$585	$2,789
Net income per common share:
Basic	$.04	$.02	$.02	$.08
Diluted	$.04	$.02	$.02	$.08

	Quarter Ended
	December 31,	September 30,	June 30,	March 31,
2010
Revenue	$93,464	$60,470	$40,110	$60,661
Income (loss) from operations	$10,077	$(3,754)	$(10,884)	$(6,448)
Other expense	$(6,370)	$(5,771)	$(11,414)	$(4,390)
Net loss attributable to common shareholders	$(1,769)	$(18,645)	$(12,064)	$(7,238)
Net loss per common share:
Basic	$(.05)	$(.52)	$(.41)	$(.88)
Diluted	$(.05)	$(.52)	$(.41)	$(.88)

Note 19 - Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2011
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
NOTE 19 – RECENTLY ISSUED ACCOUNTING STANDARDS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurements (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”). ASU 2011-04 changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements to ensure consistency between U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. This new guidance is to be applied prospectively. ASU 2011-04 will be effective for interim and annual periods beginning after December 15, 2011, with early adoption permitted. We believe that the adoption of this standard will not materially expand our consolidated financial statement footnote disclosures.

In June 2011, FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income” (“ASU 2011-05”). This standard eliminated the option to report other comprehensive income and its components in the statement of changes in equity. Under this standard, an entity can elect to present items of net income and other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amendments do not change items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, only the format for presentation. The updated guidance and requirements are effective for interim and annual periods beginning after December 15, 2011. The amendments should be applied retrospectively. Early adoption is permitted. In December 2011, the FASB issued ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”). ASU 2011-12 defers the effective date of the requirement in ASU 2011-05 to disclose on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income. All other requirements of ASU 2011-05 are not affected by ASU 2011-12. We believe that the adoption of ASU 2011-05 and ASU 2011-12 will not have material impact on our consolidated financial position, results of operations, or cash flows.

In September 2011, the FASB issued ASU No.  2011-08, “Testing Goodwill for Impairment (Topic 350):  Intangibles—Goodwill and Other” (“ASU 2011-08”). ASU 2011-08 amends current goodwill impairment testing guidance by providing entities with an option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. ASU 2011-08 will become effective for interim and annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011; however, early adoption is permitted. The Company adopted this provision effective for the fiscal year ended December 31, 2011.

Note 20 - Guarantees Of Registered Securities	12 Months Ended
Dec. 31, 2011
Description of Guarantees Given by Parent Company
NOTE 20—GUARANTEES OF REGISTERED SECURITIES

On August 3, 2010, the Company filed a registration statement on Form S-4 with the Securities and Exchange Commission. Under this registration statement, the Company exchanged $200 million of its publicly registered 10 1/2% senior notes due 2017 for a like amount of its privately placed 10 1/2% senior notes due 2017. The debt securities sold are fully and unconditionally guaranteed, on a joint and several bases, by the guarantor subsidiaries which will correspond to all subsidiaries located in the United States. The non-guarantor subsidiaries consist of all subsidiaries outside of the United States.

Separate condensed consolidating financial statement information for the guarantor subsidiaries and non-guarantor subsidiaries as of December 31, 2010 and 2009 and for the years ended December 31, 2011, 2010 and 2009 is as follows (in thousands):

	As of December 31, 2011
	Guarantors	Non-guarantors	Eliminations	Consolidated
BALANCE SHEET
ASSETS
Current assets	$139,352	$47,449	$(59,638)	$127,163
Multi-client library, net	232,235	-	-	232,235
Property and equipment, net	113,041	5,379	-	118,420
Investment in subsidiaries	1	-	(1)	-
Intercompany accounts	30,807	(30,807)	-	-
Other non-current assets	28,340	215	-	28,555
TOTAL ASSETS	$543,776	$22,236	$(59,639)	$506,373

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities	$116,882	$62,742	$(59,638)	$119,986
Long-term debt and capital lease
obligations, net of current portion	268,486	-	-	268,486
Deferred income tax and other
non-current liabilities	4,339	-	-	4,339
TOTAL LIABILITIES	389,707	62,742	(59,638)	392,811

Stockholders' equity	154,069	(40,506)	(1)	113,562
TOTAL LIABILITIES AND
STOCKHOLDERS’ EQUITY	$543,776	$22,236	$(59,639)	$506,373

	As of December 31, 2010
	Guarantors	Non-guarantors	Eliminations	Consolidated
BALANCE SHEET
ASSETS
Current assets	$116,600	$26,123	$(30,736)	$111,987
Multi-client library, net	145,896	-	-	145,896
Property and equipment, net	125,343	1,621	-	126,964
Investment in subsidiaries	1	-	(1)	-
Intercompany accounts	17,326	(17,326)	-	-
Other non-current assets	28,404	15	-	28,419
TOTAL ASSETS	$433,570	$10,433	$(30,737)	$413,266

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities	$98,383	$32,853	$(30,736)	$100,500
Long-term debt and capital lease obligations, net of current portion	209,418	-	-	209,418
Deferred income tax and other non-current liabilities	1,491	-	-	1,491
TOTAL LIABILITIES	309,292	32,853	(30,736)	311,409

Stockholders' equity	124,277	(22,419)	(1)	101,857
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$433,569	$10,434	$(30,737)	$413,266

	Year Ended December 31, 2011
	Guarantors	Non-guarantors	Eliminations	Consolidated
STATEMENTS OF OPERATIONS
Revenues	$305,665	$89,133	$(9,443)	$385,355

Expenses:
Operating expenses	212,164	90,089	(8,388)	293,865
Selling, general and administrative expenses	35,306	12,331	(1,055)	46,582
Total expenses	247,470	102,420	(9,443)	340,447
Income (loss) from operations	58,195	(13,287)	-	44,908
Interest income (expense), net	(25,277)	18	-	(25,259)
Other income (expenses), net	910	(1,439)	-	(529)
Income (loss) before income taxes	33,828	(14,708)	-	19,120
Income tax expense	10,100	3,380	-	13,480
Income (loss) after income taxes	23,728	(18,088)	-	5,640
Net loss, attributable to noncontrolling interests	(22)	-	-	(22)
Net income (loss), attributable to common shareholders	$23,750	$(18,088)	$-	$5,662

	Year Ended December 31, 2010
	Guarantors	Non-guarantors	Eliminations	Consolidated
STATEMENTS OF OPERATIONS
Revenues	$238,177	$30,342	$(13,814)	$254,705

Expenses:
Operating expenses	200,230	37,749	(12,652)	225,327
Selling, general and administrative expenses	33,490	8,059	(1,162)	40,387
Total expenses	233,720	45,808	(13,814)	265,714
Income (loss) from operations	4,457	(15,466)	-	(11,009)
Interest expense, net	(21,269)	-	-	(21,269)
Other expenses, net	(6,612)	(64)	-	(6,676)
Loss before income taxes	(23,424)	(15,530)	-	(38,954)
Income tax expense (benefit)	(2,379)	2,979	-	600
Loss after income taxes	(21,045)	(18,509)	-	(39,554)
Net income, attributable to noncontrolling interests	162	-	-	162
Net loss, attributable to common shareholders	$(21,207)	$(18,509)	$-	$(39,716)

	Year Ended December 31, 2009
	Guarantors	Non-guarantors	Eliminations	Consolidated
STATEMENTS OF OPERATIONS
Revenues	$239,037	$102,216	$(28,457)	$312,796

Expenses:
Operating expenses	196,059	93,627	(27,518)	262,168
Selling, general and administrative expenses	19,977	13,262	(939)	32,300
Total expenses	216,036	106,889	(28,457)	294,468
Income (loss) from operations	23,001	(4,673)	-	18,328
Interest expense, net	(18,613)	-	-	(18,613)
Other income, net	1,007	16	-	1,023
Income (loss) before income taxes	5,395	(4,657)	-	738
Income tax expense (benefit)	(2,793)	3,086	-	293
Net income (loss), attributable to common shareholders	$8,188	$(7,743)	$-	$445

	Year Ended December 31, 2011
	Guarantors	Non-guarantors	Eliminations	Consolidated
STATEMENTS OF CASH FLOWS
Net cash provided by operating activities	$118,791	$7,792	$-	$126,583
Net cash used in investing activities	(187,839)	(4,216)	-	(192,055)
Net cash provided by financing activities	56,330	2,430	-	58,760
Net (decrease) increase in cash and cash equivalents	$(12,718)	$6,006	$-	$(6,712)

	Year Ended December 31, 2010
	Guarantors	Non-guarantors	Eliminations	Consolidated
STATEMENTS OF CASH FLOWS
Net cash provided by operating activities	$113,071	$2,770	$-	$115,841
Net cash provided by (used in) investing activities	(213,677)	945	-	(212,732)
Net cash provided by financing activities	108,101	-	-	108,101
Net increase in cash and cash equivalents	$7,495	$3,715	$-	$11,210

	Year Ended December 31, 2009
	Guarantors	Non-guarantors	Eliminations	Consolidated
STATEMENTS OF CASH FLOWS
Net cash provided by (used in) operating activities	$89,300	$(8,904)	$-	$80,396
Net cash provided by (used in) investing activities	(53,642)	362	-	(53,280)
Net cash used in financing activities	(40,533)	-	-	(40,533)
Net decrease in cash and cash equivalents	$(4,875)	$(8,542)	$-	$(13,417)

Note 21 - Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Text Block]
NOTE 21—SUBSEQUENT EVENT

The Company evaluates events and transactions that occur after the balance sheet date but before the consolidated financial statements are issued. The Company evaluated such events and transactions through the date when the consolidated financial statements were filed electronically with the Securities and Exchange Commission.

On January 4, 2012, the Company completed the acquisition of 100% of the shares of Sensor Geophysical Ltd., the intent which was previously announced during the quarter ended September 30, 2011.  The initial consideration was Canadian $3,000,000. An additional Canadian $2.0 million of consideration is payable subject to the achievement of certain milestones.